QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
QUARTERLY FINANCIAL INFORMATION (UNAUDITED) [Abstract]
NET SALES	$ 525,738	$ 651,780	$ 738,436	$ 554,494	$ 470,763	$ 533,366	$ 593,693	$ 457,111	$ 2,470,448	$ 2,054,933	$ 1,822,336
Gross profit	64,229	78,289	80,216	57,818	44,142	55,227	72,075	53,666	280,552	225,109	199,727
Net earnings (loss)	8,660	15,015	16,373	5,756	(1,141)	4,756	18,010	4,386	45,804	26,010	5,913
Net earnings (loss) attributable to controlling interest	$ 7,995	$ 14,091	$ 15,772	$ 5,224	$ (1,927)	$ 4,198	$ 17,509	$ 4,155	$ 43,082	$ 23,934	$ 4,549
Basic earnings (loss) per share (in dollars per share)	$ 0.40	$ 0.71	$ 0.79	$ 0.26	$ (0.10)	$ 0.21	$ 0.88	$ 0.21	$ 2.16	$ 1.21	$ 0.23
Diluted earnings (loss) per share (in dollars per share)	$ 0.40	$ 0.71	$ 0.79	$ 0.26	$ (0.10)	$ 0.21	$ 0.88	$ 0.21	$ 2.15	$ 1.21	$ 0.23